Auditor's remuneration	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Auditor's remuneration	Auditor’s remuneration
Auditor’s remuneration is included within consultancy, legal and professional fees in administration and general expenses and comprises:

	2025	2024	2023
	£m	£m	£m
Audit of the Barclays Group's annual accounts	13	13	11
Other services:
Audit of the Company's subsidiaries[1]	57	58	53
Other audit related fees[2]	15	14	12
Other services	5	6	2
Total auditor's remuneration	90	91	78
Notes:
1Comprises the fees for the statutory audit of subsidiaries both inside and outside the UK and fees for work performed by associates of KPMG in respect of the consolidated financial statements of the Company.
2Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing
Rules of the UK listing authority.
Audit scope changes are finalised following the completion of the audit and recognised when agreed. The 2025 audit fee includes £nil (2024:
2m, 2023: £1m)  relating to the previous year’s audit.

	2025	2024	2023
Barclays associated pension schemes	£m	£m	£m
Audit fee	0.6	0.3	0.3
Under SEC regulations the remuneration of our auditors is required to be presented as follows: audit fees £77m (2024: £77m, 2023: £70m), audit-related fees £9m (2024: £9m, 2023: £6m), tax fees £nil (2024: £nil, 2023: £nil), and all other fees £4m (2024: £5m, 2023: £2m).